787 Seventh Avenue New York, NY 10019-6099 212 728 8000 Fax: 212 728 8111

June 4, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	MidAmerican Energy Holdings Company

Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of MidAmerican Energy Holdings Company (the “Registrant”), we transmit herewith for filing with the Securities and Exchange Commission (the “Commission”) the Registrant’s Registration Statement on Form S-4 relating to its offer to exchange up to $650,000,000 in aggregate principal amount of 5.75% Senior Notes due 2018 of the Registrant for all outstanding 5.75% Senior Notes due 2018 of the Registrant.

The Registrant has sent $25,545 by wire transfer to the Commission’s account at US Bank in payment for the required registration fee.

Should members of the Commission’s staff have any questions or comments concerning the enclosed materials, please contact the undersigned or Peter J. Hanlon at (212) 728-8000.

Very truly yours,

/s/ Keith W. Grannis
Keith W. Grannis

Enclosures

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